Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
Overdrafts reclassified as loans receivable	$ 212,000	$ 256,000
Average required cash balance	$ 0	$ 0